NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 7 – NOTES PAYABLE

On December 13, 2024, Cohen Enterprises, Inc., which is owned and controlled by Jacob Cohen, our Chief Executive Officer, entered into a Note Purchase Agreement with Mill End Capital Ltd. (“Mill End”), and sold a Promissory Note totaling $150,000 (the “Promissory Note”) to Mill End. The Promissory Note bears interest of 12% (default rate) and is due on January 2, 2025. As of December 31, 2024, the note has accrued interest of $13,700.

On January 15, 2025, the Company entered into a Debt Conversion Agreement (the “Debt Conversion Agreement”) with Mill End, pursuant to which acquired by Mill End from Cohen Enterprises on December 13, 2024, for $150,000.

Pursuant to the Debt Conversion Agreement, the Company and Mill End agreed to convert the entire $150,000 owed by the Company to Mill End under the Promissory Note, into an aggregate of 100,000 shares of restricted common stock of the Company, based on an agreed conversion price of $1.50 per share.

Pursuant to the Debt Conversion Agreement, which included customary representations and warranties of the parties, Mill End agreed that the shares of common stock issuable in connection therewith were in full and complete satisfaction of amounts owed under the Converted Note.

On April 15, 2025, the Company borrowed $500,000 from Indigo Capital LP (the “Holder”), which loan was evidenced by a Promissory Note dated April 15, 2025 (the “Promissory Note”). The Promissory Note is unsecured and bears interest at 18% per annum, compounded monthly, with accrued interest payable in full on the maturity date, subject to acceleration and prepayment terms as described below. The Promissory Note matures on the earlier of (i) April 15, 2026 (the “Stated Maturity Date”), (ii) the date on which the Holder provides written notice of acceleration following an event of default or other specified triggering event, and (iii) five (5) business days following the closing of a Qualified Funding (a “Mandatory Prepayment”). “Qualified Financing” means a fundraising by the Company, other than in connection with the sale of notes on substantially similar terms as this Promissory Note, after the date of the Promissory Note, for the principal purpose of raising capital.

On, and effective on May 27, 2025, the Company entered into an Agreement to Amend Promissory Note (the “Agreement to Amend”), with the Holder, pursuant to which (a) the Holder and the Company agreed to amend and restate the Promissory Note into an Amended and Restated Convertible Promissory Note (the “A&R Note”); and (b) the Company granted the Holder warrants to purchase 275,482 shares of common stock (the “Holder Warrants”). The Agreement to Amend included certain representations and warranties to the Holder.

The A&R Note amended and restated the Promissory Note to (a) provide the Holder the option to convert the principal and accrued interest under the note into shares of common stock of the Company at a conversion price of $1.50 per share, subject to a 4.999% beneficial ownership limitation; and (b) remove the Mandatory Prepayment requirement. The Holder Warrants have an exercise price of $1.815 per share, a term through May 27, 2028 and cash only exercise rights. The Holder Warrants include a 4.999% beneficial ownership limitation. If the Holder Warrants are exercised in full, a maximum of 275,482 shares of common stock of the Company would be issuable upon exercise thereof.

On July 16, 2025, Indigo Capital LP converted the full $500,000 principal amount of their note, and accrued interest due through maturity of $90,000, into an aggregate of 393,333 shares of common stock of the Company at a conversion price of $1.50 per share, as set forth in the convertible promissory note.

NOTE 8 – NOTES PAYABLE

On November 18, 2022, the Company entered into a note payable with a vendor for the purchase of equipment in the amount of $78,260. The note bears no interest and was due in three payments of $5,000 each January 1, 2023 through March 1, 2023, a $31,630 payment on April 1, 2023 and a final payment on May 1, 2023 for the outstanding balance. The January 1 and March 1, 2023 payments were timely made and on March 23, 2023, the Company elected to pay off the remaining balance of $63,260. The outstanding balance as of December 31, 2024 and December 31, 2023 was $0. See Note 6 for further details regarding the subsequent sale of this equipment.

On December 13, 2024, our Chief Executive Officer, Mr. Jacob Cohen entered into a Note Purchase Agreement to a third-party entity, for a Note totaling $150,000. The note bears interest of 12% (default rate) and is due on January 2, 2025. As of December 31, 2024, the note has accrued interest of $13,700.

On January 15, 2025, the Company entered into a Debt Conversion Agreement (the “Debt Conversion Agreement”) with Mill End Capital Ltd. (“Mill End”), which entity was owed $150,000 from the Company pursuant to that certain outstanding Promissory Note dated October 18, 2024 (the “Promissory Note”), originally issued to Cohen Enterprises, Inc., which is owned and controlled by Jacob Cohen, our Chief Executive Officer and Chairman, and acquired by Mill End from Cohen Enterprises on December 13, 2024, for $150,000.

Pursuant to the Debt Conversion Agreement, the Company and Mill End agreed to convert the entire $150,000 owed by the Company to Mill End under the Promissory Note, into an aggregate of 100,000 shares of restricted common stock of the Company, based on an agreed conversion price of $1.50 per share.